Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net revenue	$ 340,596,365	$ 448,668,928
Cost of goods sold	276,920,256	358,439,239
Gross profit	63,676,109	90,229,689
Operating expenses:
Advertising	31,509,076	42,346,886
Selling, general and administrative	39,492,132	49,554,126
Depreciation	8,283,982	7,465,095
Total operating expenses	79,285,190	99,366,107
Loss from operations	(15,609,081)	(9,136,418)
Change in value of warrants	(248,000)
Interest expense	240,282	7,172
Loss before income tax expense (benefit)	(15,601,363)	(9,143,590)
Income tax expense (benefit)	2,322,517	(1,180,790)
Net loss	(17,923,880)	(7,962,800)
Net loss	(17,923,880)	(7,962,800)
Loss available to common shareholders	$ (17,923,880)	$ (7,962,800)
Loss per share (basic and diluted) (in Dollars per share)	$ (0.53)	$ (0.24)
Weighted average number of shares (basic and diluted) (in Shares)	34,113,108	33,179,973